UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund

April 30, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 87.1%

	Aerospace & Defense – 1.5%

4,787	Embraer – Empresa Brasileiras de Aeronautica S/A, ADR	$115,271
	Capital Markets – 1.8%

20,849	EFG – Hermes Holdings SAE	135,243
	Chemicals – 2.0%

7,300	Fertilizantes Heringer LTDA	36,537

13,680	Omnia Holdings Limited, (2), (3)	120,013
	Total Chemicals	156,550
	Commercial Banks – 11.0%

24,800	Bangkok Bank Public Company Limited, Foreign Shares, (3)	90,862

9,800	Bangkok Bank Public Company Limited, Foreign Shares, DD, (3)	34,855

8,641	Bank Hapoalim BM, (2)	34,884

33,187	Bank Leumi le-Israel B.M, (2)	142,433

530,774	First Bank of Nigeria PLC, (3)	57,213

1,349	ICICI Bank Limited, ADR	57,359

13,761	Kazkommertsbank, 144A, GDR, (2)	110,088

306,000	Krung Thai Bank Public Company Limited, Foreign Shares	105,925

96,600	Metropolitan Bank & Trust Company, (3)	113,710

992,106	Zenith Bank Limited of Lagos, (2), (3)	101,318
	Total Commercial Banks	848,647
	Construction Materials – 0.5%

3,561	Cemex SAB de CV, Sponsored ADR	42,305
	Diversified Telecommunication Services – 6.0%

4,905	China Unicom Limited, ADR	60,969

2,946	Chunghwa Telecom Co., Ltd, Sponsored ADR	57,506

2,291	KT Corporation, Sponsored ADR, (2)	51,777

3,200	PT Telekomunikasi Indonesia	111,104

54,400	Telecom Egypt SAE	181,040
	Total Diversified Telecommunication Services	462,396
	Electric Utilities – 6.5%

6,207	Centrais Electricas Brasileiras S.A., PFD B ADR, (2)	109,181

5,115	Centrais Electricas Brasileiras S.A., ADR, (2)	73,093

6,536	Korea Electric Power Corporation, Sponsored ADR, (2)	98,301

11,849	Pampa Energia S.A., ADR, (3)	129,154

16,138	RusHydro, GDR, (2)	93,600
	Total Electric Utilities	503,329
	Food Products – 5.9%

11,023	Cresud S.A.C.I.F.y A., ADR	154,653

45,899	Gruma S.A.B de C.V., (2)	84,624

2,808	Industrias Bachoco S.A.B. de C.V., ADR	61,776

264,000	Universal Robina Corporation, (3)	150,458
	Total Food Products	451,511
	Hotels, Restaurants & Leisure – 0.8%

490,000	NagaCorp Limited, (3)	63,261

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund (continued)

April 30, 2010

Shares	Description (1)	Value

	Household Durables – 2.9%

10,977	Oriental Weavers Group	$77,011

106,927	Turk Sise ve Cam Fabrikalari A.S., (2), (3)	144,883
	Total Household Durables	221,894
	Independent Power Producers & Energy Traders – 2.0%

706,250	Energy Development Corporation, (3)	84,695

3,066	Huaneng Power International Inc., Sponsored ADR, (3)	70,518
	Total Independent Power Producers & Energy Traders	155,213
	Metals & Mining – 16.9%

7,423	AngloGold Ashanti Limited, Sponsored ADR	310,727

18,270	Banro Corporation, (2)	41,008

12,587	First Uranium Corporation, (2)	17,224

8,799	Gabriel Resources, Limited, (2)	36,294

49,491	Geovic Mining Corporation, (2)	37,515

18,274	Gold Fields Limited, Sponsored ADR	245,603

1,557	Impala Platinum Holdings Limited, (3)	43,900

8,315	Ivanhoe Mines Ltd., (2)	131,543

52,909	Lihir Gold Limited, (3)	186,972

91,400	MagIndustries Corp., (2)	37,791

69,887	Medoro Resources Limited	54,352

28,222	Mineral Deposits Limited, (2), (3)	24,769

6,291	Silver Standard Resources, Inc., (2)	129,028
	Total Metals & Mining	1,296,726
	Oil, Gas & Consumable Fuels – 12.9%

7,375	Gazprom OAO, GDR, DD, (3)	169,302

15,667	Petrobras Energia S.A., ADR	254,119

243	PetroChina Company Limited, ADR	27,977

132,000	PetroChina Company Limited, (3)	152,006

3,675	Petrobras Petroleo Brasileiro, Sponsored ADR	139,430

180,000	PT Medco Energi Internasional TBK, (3)	57,946

3,686	S-Oil Corporation, (3)	187,887
	Total Oil, Gas & Consumable Fuels	988,667
	Paper & Forest Products – 0.5%

5,222	Mondi Ltd., (3)	36,592
	Pharmaceuticals – 2.0%

2,725	Doctor Reddy’s Laboratories Limited, Sponsored ADR	76,545

66,000	United Laboratories International Holdings Ltd., (3)	75,831
	Total Pharmaceuticals	152,376
	Real Estate Management & Development – 0.6%

3,838	IRSA Inversiones y Representaciones S.A., GDR	48,781
	Textiles, Apparel & Luxury Goods – 1.9%

1,429,000	China Hongxing Sports Limited, (3)	143,732
	Tobacco – 2.6%

8,676	Eastern Tobacco Co.	198,991
	Water Utilities – 4.0%

7,784	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	306,300

2	Nuveen Investments

Shares	Description (1)				Value

	Wireless Telecommunication Services – 4.8%

656	NII Holdings Inc., (2)				$27,828

2,350	SK Telecom Company Limited, ADR				43,499

436	SK Telecom Company Limited, (3)				68,042

4,925	TIM Participacoes S.A., ADR				12,807

765	TIM Participacoes S.A., ADR				19,882

4,807	Turkcell Iletisim Hizmetleri A.S., ADR				77,729

18,039	Turkcell Iletisim Hizmetleri A.S., (3)				116,919
	Total Wireless Telecommunication Services				366,706
	Total Common Stocks (cost $5,645,180)				6,694,491

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE BONDS – 2.0%

	Metals & Mining – 0.8%

$83	First Uranium Corporation	4.250%	6/30/12	N/A	$62,507
	Oil, Gas & Consumable Fuels – 1.2%

100	Dana Gas, Convertible Bond	7.500%	10/31/12	N/A	92,060
$183	Total Convertible Bonds (cost $149,466)				154,567

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 2.3%

	Commercial Banks – 0.3%

$21	Kazkommerts International BV, Reg S	8.500%	4/16/13	Baa2	$20,895
	Construction Materials – 0.6%

50	C10-Euro Capital Special Purpose Vehicle Limited, Guaranteed by Cemex SAB de CV	6.277%	6/30/17	B–	47,266
	Electric Utilities – 0.4%

27	Empresa Distribuidora y Comercializadora Norte S.A.	10.500%	10/09/17	B2	27,675
	Oil, Gas & Consumable Fuels – 1.0%

110	Petroleos de Venezuela S.A.	4.900%	10/28/14	N/R	76,590
$208	Total Corporate Bonds (cost $131,020)				172,426

Principal Amount (000)	Description (1)		Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 7.4%

$571	Repurchase Agreement with State Street Bank, dated 4/30/10, repurchase price $570,867, collateralized by $585,000 U.S. Treasury Bills, 0.000%, due 9/09/10, value $584,591		0.010%	5/03/10	$570,867
	Total Short-Term Investments (cost $570,867)				570,867
	Total Investments (cost $6,496,536) – 98.8%				7,592,351
	Other Assets Less Liabilities – 1.2%				91,028
	Net Assets – 100%				$7,683,379

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund (continued)

April 30, 2010

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,269,653	$2,424,838	$—	$6,694,491
Convertible Bonds	—	154,567	—	154,567
Corporate Bonds	—	172,426	—	172,426
Short-Term Investments	570,867	—	—	570,867
Total	$4,840,520	$2,751,831	$—	$7,592,351

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Convertible Bonds
Balance at the beginning of period	$87,044
Gains (losses):
Net realized gains (losses)	57,653
Net change in unrealized appreciation (depreciation)	(34,155)
Net purchases at cost (sales at proceeds)	(111,335)
Net discounts (premiums)	795
Net transfers in to (out of) at end of period fair value	—
Balance at the end of period	$—

The table below presents the transfers in and out of the three valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are due to changes in the leveling methodology used by the Fund.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$ —	$(1,861,078)	$1,861,078	$ —	$ —	$ —

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2010, the cost of investments was $6,507,839.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2010, were as follows:

Gross unrealized:
Appreciation	$1,153,785
Depreciation	(69,273)
Net unrealized appreciation (depreciation) of investments	$1,084,512

4	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(4)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

DD	Investment, or portion of investment, purchased on a delayed delivery basis.

N/A	Not available.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund

April 30, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 91.4%

	Aerospace & Defense – 3.5%

80,000	Lockheed Martin Corporation	$6,791,200

630,000	Thales S.A., (3)	23,461,972
	Total Aerospace & Defense	30,253,172
	Airlines – 0.7%

173,900	WestJet Airlines Limited	2,311,131

281,851	WestJet Airlines Limited, 144A, (2)	3,745,808
	Total Airlines	6,056,939
	Beverages – 0.7%

402,000	Kirin Holdings Company, Limited, (3)	5,759,351
	Capital Markets – 2.7%

1,512,000	Daiwa Securities Group Inc., (3)	7,820,525

640,000	UBS AG, (2)	9,868,800

1,024,085	Uranium Participation Corporation, (2)	6,028,774
	Total Capital Markets	23,718,099
	Commercial Banks – 2.8%

714,000	77 Bank Limited, (3)	4,057,302

886,200	Bangkok Bank Public Company Limited, (3)	3,246,843

13,225,000	Krung Thai Bank Public Company Limited	4,577,963

2,110,000	Sumitomo Trust & Banking Company, (3)	12,760,322
	Total Commercial Banks	24,642,430
	Commercial Services & Supplies – 1.0%

914,000	Toppan Printing Company Limited, (3)	8,335,087
	Construction & Engineering – 0.4%

748,000	Obayashi Corporation, (3)	3,342,185
	Construction Materials – 1.1%

4,987,000	Sumitomo Osaka Cement Company, Limited, (3)	9,577,802
	Diversified Telecommunication Services – 7.9%

619,800	China Unicom Limited, ADR	7,704,114

575,500	Deutsche Telekom AG, ADR	6,900,245

178,173	KT Corporation, Sponsored ADR, (2)	4,026,710

186,275	Nippon Telegraph and Telephone Corporation, ADR	3,779,520

760,000	Nippon Telegraph and Telephone Corporation, (3)	30,934,707

228,770	PT Telekomunikasi Indonesia	7,942,894

7,065,000	Telecom Italia S.p.A., (2), (3)	7,972,925
	Total Diversified Telecommunication Services	69,261,115
	Electric Utilities – 4.0%

970,000	Centrais Electricas Brasileiras S.A., ADR, PFD B, (2)	17,062,300

111,625	Electricite de France S.A., (2), (3)	5,982,406

805,000	Korea Electric Power Corporation, Sponsored ADR, (2)	12,107,200
	Total Electric Utilities	35,151,906
	Electrical Equipment – 1.3%

13,300	Areva S.A., (3)	6,578,140

217,700	Futaba Corporation, (3)	4,424,857
	Total Electrical Equipment	11,002,997

6	Nuveen Investments

Shares	Description (1)	Value

	Electronic Equipment & Instruments – 0.0%

38,700	Sanshin Electronics Company Limited, (3)	$362,483
	Food & Staples Retailing – 4.5%

580,400	Kroger Co.	12,902,292

349,000	Seven & I Holdings, (3)	8,924,309

318,000	Wal-Mart Stores, Inc.	17,060,700
	Total Food & Staples Retailing	38,887,301
	Food Products – 3.6%

9,361,280	Marine Harvest, (2), (3)	8,686,217

85,500	Nissin Foods Holdings Company Limited, (3)	2,876,055

396,700	Smithfield Foods, Inc., (2)	7,434,158

644,000	Tyson Foods, Inc., Class A	12,615,960
	Total Food Products	31,612,390
	Health Care Providers & Services – 1.5%

435,800	Aetna Inc.	12,877,890
	Hotels, Restaurants & Leisure – 0.4%

29,378,000	NagaCorp Limited, (3)	3,792,837
	Household Durables – 2.0%

1,820,000	Sekisui House, Ltd., (3)	17,348,368
	Household Products – 2.0%

700,000	KAO Corporation, (3)	17,067,320
	Insurance – 0.9%

283,400	MS & AD Insurance Group Holdings, Inc., (3)	8,145,635
	Internet Software & Services – 1.5%

545,700	eBay Inc., (2)	12,993,117
	Leisure Equipment & Products – 1.0%

2,120	Fields Corporation, (3)	2,503,505

138,100	Sankyo Company Ltd, (3)	6,374,630
	Total Leisure Equipment & Products	8,878,135
	Machinery – 1.3%

327,500	AGCO Corporation	11,469,050
	Marine – 1.2%

646,780	Stolt-Nielsen S.A., (3)	10,128,505
	Media – 0.5%

15,300	Hakuhodo DY Holdings Inc., (3)	869,156

2,050	TV Asahi Corporation, (3)	3,346,471
	Total Media	4,215,627
	Metals & Mining – 19.2%

561,100	Alcoa Inc.	7,541,184

217,326	AngloGold Ashanti Limited, Sponsored ADR	9,097,266

855,500	Barrick Gold Corporation	37,257,025

5,132,000	Eastern Platinum Limited, (2)	7,275,133

4,693,100	Gabriel Resources, Limited, (2)	19,358,229

1,328,500	Gold Fields Limited, (3)	17,745,745

3,332,707	Lihir Gold Limited, (3)	11,777,233

4,817,383	Minara Resources Limited, (2), (3)	3,852,427

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund (continued)

April 30, 2010

Shares	Description (1)	Value

	Metals & Mining (continued)

1,348,496	Mineral Deposits Limited, (2), (3)	$1,183,513

265,000	Newcrest Mining Limited, (3)	7,999,198

706,800	Newmont Mining Corporation	39,637,344

24,705,062	Simmer & Jack Mines, (2), (3)	4,452,309
	Total Metals & Mining	167,176,606
	Multi-Utilities – 0.9%

305,300	Ameren Corporation	7,925,588
	Oil, Gas & Consumable Fuels – 14.9%

127,750	BP PLC, Sponsored ADR	6,662,163

966,500	Cameco Corporation	23,785,565

227,000	ConocoPhillips	13,436,130

1,225,000	ERG S.p.A., (3)	16,845,280

362,650	Gazprom OAO, ADR, DD, (3)	8,325,068

1,171,650	JX Holdings Inc.	6,535,845

242,000	Peabody Energy Corporation	11,306,240

49,000	PetroChina Company Limited, Sponsored ADR	5,641,370

148,400	Royal Dutch Shell PLC, Class B, Sponsored ADR	9,004,912

328,300	StatoilHydro ASA, Sponsored ADR	7,935,011

254,700	Suncor Energy, Inc.	8,703,099

908,012	Tesoro Corporation	11,940,358
	Total Oil, Gas & Consumable Fuels	130,121,041
	Paper & Forest Products – 1.0%

595,554	UPM-Kymmene Corporation, (2), (3)	8,546,707
	Pharmaceuticals – 4.3%

177,800	AstraZeneca PLC, Sponsored ADR	7,864,094

160,300	Forest Laboratories, Inc., (2)	4,369,778

1,000,000	Pfizer Inc.	16,720,000

197,000	Takeda Pharmaceutical Company, Limited, (3)	8,458,255
	Total Pharmaceuticals	37,412,127
	Road & Rail – 1.5%

171,200	Union Pacific Corporation	12,952,992
	Software – 0.5%

140,000	Microsoft Corporation	4,275,600
	Trading Companies & Distributors – 0.5%

304,000	Mitsui & Company Limited, (3)	4,568,845
	Water Utilities – 0.7%

160,800	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	6,327,480
	Wireless Telecommunication Services – 1.4%

2,180,000	TIM Participacoes S.A.	5,668,690

388,000	Turkcell Iletisim Hizmetleri A.S., ADR	6,273,961
	Total Wireless Telecommunication Services	11,942,651
	Total Common Stocks (cost $719,747,295)	796,129,378

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 7.3%

$63,567	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/10, repurchase price $63,567,518, collateralized by $64,840,000 U.S. Treasury Notes, 1.375%, due 2/15/13, value $64,840,000	0.010%	5/03/10	$63,567,465
	Total Short-Term Investments (cost $63,567,465)			63,567,465
	Total Investments (cost $783,314,760) – 98.7%			859,696,843
	Other Assets Less Liabilities – 1.3%			11,170,758
	Net Assets – 100%			$870,867,601

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$477,694,883	$318,434,495	$—	$796,129,378
Short-Term Investments	63,567,465	—	—	63,567,465
Total	$541,262,348	$318,434,495	$—	$859,696,843

The table below presents the transfers in and out of the three valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are due to changes in the leveling methodology used by the Fund.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$ —	$(234,124,029)	$234,124,029	$ —	$ —	$ —

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2010, the cost of investments was $792,054,032.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2010, were as follows:

Gross unrealized:
Appreciation	$97,306,718
Depreciation	(29,663,907)
Net unrealized appreciation (depreciation) of investments	$67,642,811

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund (continued)

April 30, 2010

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

DD	Investment, or portion of investment, purchased on a delayed delivery basis.

10	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Plus Fund

April 30, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 114.2%

	Aerospace & Defense – 4.5%

1,700	Lockheed Martin Corporation, (3)	$144,313

16,165	Thales S.A., (4)	602,004
	Total Aerospace & Defense	746,317
	Airlines – 0.4%

1,260	WestJet Airlines Limited	16,745

4,209	WestJet Airlines Limited, 144A, (2)	55,938
	Total Airlines	72,683
	Beverages – 0.9%

10,000	Kirin Holdings Company Limited, (4)	143,267
	Capital Markets – 3.3%

40,000	Daiwa Securities Group Inc., (4)	206,892

15,450	UBS AG, (2), (3)	238,239

17,625	Uranium Participation Corporation, (2)	103,758
	Total Capital Markets	548,889
	Commercial Banks – 3.6%

16,000	77 Bank Limited, (4)	90,920

19,300	Bangkok Bank Public Company Limited, (4)	70,711

286,400	Krung Thai Bank Public Company Limited	99,140

56,000	Sumitomo Trust & Banking Company, (4)	338,663
	Total Commercial Banks	599,434
	Commercial Services & Supplies – 1.1%

20,000	Toppan Printing Company Limited, (4)	182,387
	Construction & Engineering – 0.6%

23,000	Obayashi Corporation, (4)	102,768
	Construction Materials – 1.3%

107,000	Sumitomo Osaka Cement Company, Limited, (4)	205,499
	Diversified Telecommunication Services – 9.1%

15,800	Deutsche Telekom AG, ADR	189,442

3,225	KT Corporation, Sponsored ADR, (2)	72,885

475	Nippon Telegraph and Telephone Corporation, ADR	9,638

20,300	Nippon Telegraph and Telephone Corporation, (4)	826,282

5,709	PT Telekomunikasi Indonesia	198,216

188,100	Telecom Italia S.p.A., (2), (4)	212,273
	Total Diversified Telecommunication Services	1,508,736
	Electric Utilities – 5.5%

21,025	Centrais Electricas Brasileiras S.A., ADR, PFD B, (2), (3)	369,830

5,815	Electricite de France S.A, (2), (4)	311,648

15,000	Korea Electric Power Corporation, Sponsored ADR, (2)	225,600
	Total Electric Utilities	907,078
	Electrical Equipment – 1.6%

320	Areva S.A., (4)	158,271

5,100	Futaba Corporation, (4)	103,660
	Total Electrical Equipment	261,931

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Plus Fund (continued)

April 30, 2010

Shares	Description (1)	Value

	Food & Staples Retailing – 5.6%

14,150	Kroger Co., (3)	$314,555

7,800	Seven & I Holdings, (4)	199,454

7,675	Wal-Mart Stores, Inc., (3)	411,764
	Total Food & Staples Retailing	925,773
	Food Products – 4.4%

227,310	Marine Harvest, (2), (4)	210,918

2,800	Nissin Foods Holdings Company Limited, (4)	94,187

5,375	Smithfield Foods, Inc., (2), (3)	100,728

16,600	Tyson Foods, Inc., Class A, (3)	325,194
	Total Food Products	731,027
	Health Care Providers & Services – 1.9%

10,800	Aetna Inc., (3)	319,140
	Hotels, Restaurants & Leisure – 0.6%

764,000	NagaCorp Limited, (4)	98,636
	Household Durables – 2.0%

35,000	Sekisui House, Ltd., (4)	333,622
	Household Products – 2.2%

4,730	KAO Corporation, Sponsored ADR, (4)	113,520

10,300	KAO Corporation, (4)	251,133
	Total Household Products	364,653
	Insurance – 1.3%

7,700	MS & AD Insurance Group Holdings, Inc., (4)	221,318
	Internet Software & Services – 2.0%

13,525	eBay Inc., (2), (3)	322,030
	Leisure Equipment & Products – 1.4%

70	Fields Corporation, (4)	82,663

3,300	Sankyo Company Ltd, (4)	152,326
	Total Leisure Equipment & Products	234,989
	Machinery – 1.8%

8,550	AGCO Corporation, (3)	299,421
	Marine – 1.6%

16,880	Stolt-Nielsen S.A., (4)	264,339
	Media – 0.8%

680	Hakuhodo DY Holdings Inc., (4)	38,629

55	TV Asahi Corporation, (4)	89,783
	Total Media	128,412
	Metals & Mining – 22.4%

13,125	Alcoa Inc., (3)	176,400

5,268	AngloGold Ashanti Limited, Sponsored ADR, (3)	220,518

21,000	Barrick Gold Corporation, (3)	914,550

50,870	Eastern Platinum Limited, (2)	72,113

43,575	Gabriel Resources, Limited, (2)	179,739

30,925	Gold Fields Limited, (4)	413,088

92,850	Lihir Gold Limited, (4)	328,116

112,900	Minara Resources Limited, (2), (4)	90,285

12	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining (continued)

57,325	Mineral Deposits Limited, (2), (4)	$50,312

6,577	Newcrest Mining Limited, (4)	198,531

17,000	Newmont Mining Corporation	953,360

633,000	Simmer & Jack Mines, (2), (4)	114,078
	Total Metals & Mining	3,711,090
	Multi-Utilities – 1.3%

8,000	Ameren Corporation, (3)	207,680
	Oil, Gas & Consumable Fuels – 19.5%

3,200	BP PLC, Sponsored ADR, (3)	166,880

23,625	Cameco Corporation	581,411

5,625	ConocoPhillips, (3)	332,944

28,550	ERG S.p.A., (4)	392,598

8,775	Gazprom OAO, ADR, DD, (4)	201,441

29,960	JX Holdings Inc.	167,127

6,310	Peabody Energy Corporation, (3)	294,803

1,375	PetroChina Company Limited, ADR	158,304

3,725	Royal Dutch Shell PLC, Class B, Sponsored ADR, (3)	226,033

8,450	StatoilHydro ASA, Sponsored ADR, (3)	204,237

6,375	Suncor Energy, Inc.	217,834

21,354	Tesoro Corporation, (3)	280,805
	Total Oil, Gas & Consumable Fuels	3,224,417
	Paper & Forest Products – 1.3%

15,400	UPM-Kymmene Corporation, (2), (4)	221,003
	Pharmaceuticals – 5.7%

4,775	AstraZeneca PLC, Sponsored ADR, (3)	211,198

3,825	Forest Laboratories, Inc., (2), (3)	104,270

25,125	Pfizer Inc., (3)	420,090

4,800	Takeda Pharmaceutical Company, Limited, (4)	206,089
	Total Pharmaceuticals	941,647
	Road & Rail – 1.8%

5,065	Canadian Pacific Railway Limited	298,575
	Software – 0.6%

3,325	Microsoft Corporation, (3)	101,546
	Trading Companies & Distributors – 0.7%

8,200	Mitsui & Company Limited, (4)	123,239
	Water Utilities – 0.9%

3,825	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR, (3)	150,514
	Wireless Telecommunication Services – 2.5%

5,900	SK Telecom Company Limited, ADR	109,209

35,200	TIM Participacoes S.A.	91,531

1,765	TIM Participacoes S.A., ADR	45,872

10,625	Turkcell Iletisim Hizmetleri A.S., ADR, (3)	171,807
	Total Wireless Telecommunication Services	418,419
	Total Common Stocks (cost $17,427,444)	18,920,479

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Plus Fund (continued)

April 30, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 19.8%

$3,286	Repurchase Agreement with State Street Bank, dated 4/30/10, repurchase price $3,285,810, collateralized by $3,355,000 U.S. Treasury Bills, 0.000%, due 9/09/10, value $3,352,652	0.010%	5/03/10	$3,285,807
	Total Short-Term Investments (cost $3,285,807)			3,285,807
	Total Investments (cost $20,713,251) – 134.0%			22,206,286

Shares	Description (1)			Value
	COMMON STOCKS SOLD SHORT – (35.1)%

	Chemicals – (3.2)%

(8,950)	Sigma-Aldrich Corporation			$(530,735)
	Diversified Consumer Services – (3.3)%

(2,225)	Strayer Education Inc.			(540,942)
	Food Products – (2.0)%

(4,500)	Green Mountain Coffee Roasters Inc., (2)			(326,970)
	Health Care Equipment & Supplies – (1.9)%

(3,550)	C. R. Bard, Inc.			(307,182)
	Hotels, Restaurants & Leisure – (6.7)%

(3,850)	Chipotle Mexican Grill, (2)			(519,404)

(6,770)	P.F. Changs China Bistro, Inc., (2)			(295,443)

(1,900)	Panera Bread Company, (2)			(148,086)

(3,100)	WMS Industries Inc.			(155,062)
	Total Hotels, Restaurants & Leisure			(1,117,995)
	Household Products – (1.8)%

(5,875)	Reckitt and Benckiser			(305,193)
	Internet & Catalog Retail – (3.0)%

(3,625)	Amazon.com, Inc., (2)			(496,843)
	Pharmaceuticals – (1.5)%

(4,750)	Abbott Laboratories			(243,010)
	Specialty Retail – (11.7)%

(4,700)	AutoZone, Inc., (2)			(869,547)

(5,989)	Tiffany & Co.			(290,347)

(20,800)	Urban Outfitters, Inc., (2)			(780,206)
	Total Specialty Retail			(1,940,100)
	Total Common Stocks Sold Short (proceeds $5,170,388)			(5,808,970)
	Other Assets Less Liabilities – 1.1%			176,780
	Net Assets – 100%			$16,574,096

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

14	Nuveen Investments

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$10,875,926	$8,044,553	$—	$18,920,479
Short-Term Investments	3,285,807	—	—	$3,285,807
Common Stocks Sold Short	(5,808,970)	—	—	(5,808,970)
Total	$8,352,763	$8,044,553	$—	$16,397,316

The table below presents the transfers in and out of the three valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are due to changes in the leveling methodology used by the Fund.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$ —	$(5,538,796)	$5,538,796	$ —	$ —	$ —

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2010, the cost of investments (excluding securities sold short) was $20,731,019.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding securities sold short) at April 30, 2010, were as follows:

Gross unrealized:
Appreciation	$1,746,067
Depreciation	(270,800)
Net unrealized appreciation (depreciation) of investments	1,475,267

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, segregated as collateral for securities lending.

(4)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

DD	Investment, or portion of investment, purchased on a delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Mid-Cap Growth Fund

April 30, 2010

Shares	Description (1)	Value
	COMMON STOCKS – 100.2%

	Biotechnology – 6.6%

221	Alexion Pharmaceuticals Inc., (2)	$12,128

446	BioMarin Pharmaceutical Inc., (2)	10,423

184	Celgene Corporation, (2)	11,399

133	Pharmasett Inc., (2)	4,309

277	Theravance Inc., (2)	4,645

297	Vertex Pharmaceuticals Inc., (2)	11,515
	Total Biotechnology	54,419
	Capital Markets – 4.9%

510	Invesco LTD	11,725

252	Lazard Limited	9,742

429	SEI Investments Company	9,635

225	State Street Corporation	9,788
	Total Capital Markets	40,890
	Chemicals – 1.3%

167	FMC Corporation	10,628
	Commercial Services & Supplies – 0.9%

315	Tetra Tech, Inc., (2)	7,670
	Communications Equipment – 4.4%

645	Aruba Networks, Inc.	8,101

1,435	Brocade Communications Systems Inc., (2)	9,313

299	Juniper Networks Inc., (2)	8,495

331	Riverbed Technology, Inc., (2)	10,258
	Total Communications Equipment	36,167
	Computers & Peripherals – 1.8%

442	Network Appliance Inc., (2)	15,324
	Construction & Engineering – 3.0%

327	Jacobs Engineering Group, Inc.	15,768

463	Quanta Services Incorporated, (2)	9,320
	Total Construction & Engineering	25,088
	Construction Materials – 1.3%

192	Vulcan Materials Company	10,998
	Consumer Finance – 1.4%

265	Capital One Financial Corporation	11,504
	Diversified Financial Services – 1.6%

115	Intercontinental Exchange, Inc., (2)	13,412
	Electrical Equipment – 4.9%

278	Cooper Industries Inc.	13,650

213	Rockwell Automation, Inc.	12,933

227	Roper Industries Inc.	13,852
	Total Electrical Equipment	40,435
	Energy Equipment & Services – 1.4%

180	Oceaneering International Inc., (2)	11,790
	Food Products – 0.9%

124	JM Smucker Company	7,573

16	Nuveen Investments

Shares	Description (1)	Value
	Gas Utilities – 0.9%

177	EQT Corporation	$7,698
	Health Care Equipment & Supplies – 2.3%

145	Beckman Coulter, Inc.	9,048

238	Saint Jude Medical Inc.	9,715
	Total Health Care Equipment & Supplies	18,763
	Health Care Providers & Services – 4.1%

421	Coventry Health Care, Inc., (2)	9,995

145	McKesson HBOC Inc.	9,397

250	Quest Diagnostics Incorporated	14,290
	Total Health Care Providers & Services	33,682
	Hotels, Restaurants & Leisure – 4.3%

300	Darden Restaurants, Inc.	13,425

340	Marriott International, Inc., Class A	12,498

200	WMS Industries Inc.	10,004
	Total Hotels, Restaurants & Leisure	35,927
	Household Products – 2.7%

203	Clorox Company	13,134

156	Energizer Holdings Inc., (2)	9,532
	Total Household Products	22,666
	Insurance – 1.0%

163	AFLAC Incorporated	8,306
	Internet & Catalog Retail – 2.8%

421	Expedia, Inc.	9,940

135	NetFlix.com Inc., (2)	13,334
	Total Internet & Catalog Retail	23,274
	Internet Software & Services – 1.4%

649	Monster Worldwide Inc., (2)	11,312
	IT Services – 1.1%

493	Western Union Company	8,997
	Life Sciences Tools & Services – 1.4%

204	Thermo Fisher Scientific, Inc., (2)	11,277
	Machinery – 1.4%

201	Joy Global Inc.	11,419
	Media – 1.4%

296	Discovery Communications inc., Class A Shares, (2)	11,455
	Metals & Mining – 2.4%

149	Cliffs Natural Resources Inc.	9,317

127	Walter Industries Inc.	10,263
	Total Metals & Mining	19,580
	Multiline Retail – 2.5%

341	Dollar General Corporation, (2)	9,742

208	Kohl’s Corporation, (2)	11,438
	Total Multiline Retail	21,180
	Oil, Gas & Consumable Fuels – 3.7%

234	Alpha Natural Resources Inc., (2)	11,017

177	Range Resources Corporation	8,454

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Mid-Cap Growth Fund (continued)

April 30, 2010

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)

230	Ultra Petroleum Corporation, (2)	$10,987
	Total Oil, Gas & Consumable Fuels	30,458
	Personal Products – 1.6%

203	Estee Lauder Companies Inc., Class A	13,382
	Pharmaceuticals – 1.1%

897	King Pharmaceuticals Inc., (2)	8,791
	Professional Services – 1.2%

236	FTI Consulting Inc., (2)	9,707
	Semiconductors & Equipment – 6.0%

435	Analog Devices, Inc.	13,020

289	Broadcom Corporation, Class A	9,968

626	Marvell Technology Group Ltd., (2)	12,927

855	NVIDIA Corporation, (2)	13,441
	Total Semiconductors & Equipment	49,356
	Software – 12.0%

842	Activision Blizzard Inc.	9,329

325	BMC Software, Inc., (2)	12,792

277	Citrix Systems, (2)	13,019

647	Electronic Arts Inc. (EA), (2)	12,532

439	Intuit, Inc., (2)	15,874

302	McAfee Inc., (2)	10,495

665	Nuance Communications, Inc., (2)	12,150

428	Red Hat, Inc., (2)	12,784
	Total Software	98,975
	Specialty Retail – 5.8%

275	Guess Inc.	12,614

391	PetSmart Inc.	12,930

297	TJX Companies, Inc.	13,763

128	Tractor Supply Company	8,598
	Total Specialty Retail	47,905
	Textiles, Apparel & Luxury Goods – 2.1%

420	Coach, Inc.	17,533
	Trading Companies & Distributors – 1.7%

130	W.W. Grainger, Inc.	14,370
	Wireless Telecommunication Services – 0.9%

176	American Tower Corporation	7,183
	Total Investments (cost $713,422) – 100.2%	829,094
	Other Assets Less Liabilities – (0.2)%	(1,854)
	Net Assets – 100%	$827,240

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

18	Nuveen Investments

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$829,094	$—	$—	$829,094

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2010, the cost of investments was $717,348.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2010, were as follows:

Gross unrealized:
Appreciation	$143,776
Depreciation	(32,030)
Net unrealized appreciation (depreciation) of investments	$111,746

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Strategic Growth Fund

April 30, 2010

Shares	Description (1)	Value
	COMMON STOCKS – 95.3%

	Beverages – 2.0%

262	PepsiCo, Inc.	$17,088
	Biotechnology – 4.0%

465	BioMarin Pharmaceutical Inc., (2)	10,867

258	Celgene Corporation, (2)	15,983

204	Pharmasett Inc., (2)	6,610
	Total Biotechnology	33,460
	Capital Markets – 3.4%

584	Invesco LTD	13,426

341	State Street Corporation	14,834
	Total Capital Markets	28,260
	Commercial Services & Supplies – 1.4%

477	Tetra Tech, Inc., (2)	11,615
	Communications Equipment – 5.8%

774	Aruba Networks, Inc.	9,721

409	Juniper Networks Inc., (2)	11,620

405	QUALCOMM, Inc.	15,690

375	Riverbed Technology, Inc., (2)	11,621
	Total Communications Equipment	48,652
	Computers & Peripherals – 1.4%

597	EMC Corporation	11,349
	Construction & Engineering – 3.2%

289	Jacobs Engineering Group, Inc.	13,936

638	Quanta Services Incorporated, (2)	12,843
	Total Construction & Engineering	26,779
	Construction Materials – 1.0%

146	Vulcan Materials Company	8,363
	Consumer Finance – 1.4%

266	Capital One Financial Corporation	11,547
	Diversified Financial Services – 1.7%

120	Intercontinental Exchange, Inc., (2)	13,996
	Electrical Equipment – 6.5%

260	Cooper Industries Inc.	12,766

327	Emerson Electric Company	17,079

186	Rockwell Automation, Inc.	11,294

215	Roper Industries Inc.	13,119
	Total Electrical Equipment	54,258
	Energy Equipment & Services – 2.7%

154	Carbo Ceramics Inc.	11,281

358	Halliburton Company	10,973
	Total Energy Equipment & Services	22,254
	Health Care Equipment & Supplies – 2.5%

175	Heartware International Inc., (2)	9,842

273	Saint Jude Medical Inc.	11,144
	Total Health Care Equipment & Supplies	20,986

20	Nuveen Investments

Shares	Description (1)	Value
	Health Care Providers & Services – 4.6%

168	Express Scripts, Inc., (2)	$16,822

154	McKesson HBOC Inc.	9,981

385	UnitedHealth Group Incorporated	11,669
	Total Health Care Providers & Services	38,472
	Hotels, Restaurants & Leisure – 2.8%

319	Marriott International, Inc., Class A	11,726

240	WMS Industries Inc.	12,005
	Total Hotels, Restaurants & Leisure	23,731
	Household Products – 5.0%

195	Clorox Company	12,617

199	Energizer Holdings Inc., (2)	12,159

274	Procter & Gamble Company	17,032
	Total Household Products	41,808
	Internet & Catalog Retail – 1.4%

508	Expedia, Inc.	11,994
	Internet Software & Services – 3.6%

44	Google Inc., Class A, (2)	23,116

412	Monster Worldwide Inc., (2)	7,181
	Total Internet Software & Services	30,297
	IT Services – 1.3%

617	Western Union Company	11,260
	Life Sciences Tools & Services – 1.6%

239	Thermo Fisher Scientific, Inc., (2)	13,212
	Media – 1.4%

315	Walt Disney Company	11,605
	Metals & Mining – 1.4%

161	Freeport-McMoRan Copper & Gold, Inc.	12,160
	Multiline Retail – 3.0%

500	Dollar General Corporation, (2)	14,285

194	Kohl’s Corporation, (2)	10,668
	Total Multiline Retail	24,953
	Oil, Gas & Consumable Fuels – 3.5%

107	Apache Corporation	10,888

125	Occidental Petroleum Corporation	11,083

150	Ultra Petroleum Corporation, (2)	7,166
	Total Oil, Gas & Consumable Fuels	29,137
	Personal Products – 1.9%

237	Estee Lauder Companies Inc., Class A	15,623
	Pharmaceuticals – 2.5%

1,098	King Pharmaceuticals Inc., (2)	10,760

173	Teva Pharmaceutical Industries Limited, Sponsored ADR	10,160
	Total Pharmaceuticals	20,920
	Professional Services – 1.4%

284	FTI Consulting Inc., (2)	11,681

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Strategic Growth Fund (continued)

April 30, 2010

Shares	Description (1)	Value
	Semiconductors & Equipment – 4.9%

415	Broadcom Corporation, Class A	$14,313

738	Intel Corporation	16,849

650	NVIDIA Corporation, (2)	10,218
	Total Semiconductors & Equipment	41,380
	Software – 10.4%

1,062	Activision Blizzard Inc.	11,767

296	Citrix Systems, (2)	13,912

414	Intuit, Inc., (2)	14,970

308	McAfee Inc., (2)	10,703

395	Microsoft Corporation	12,063

781	Nuance Communications, Inc., (2)	14,269

400	Sourcefire Inc., (2)	8,948
	Total Software	86,632
	Specialty Retail – 5.9%

248	Guess Inc.	11,376

410	PetSmart Inc.	13,559

466	Staples, Inc.	10,965

195	Tractor Supply Company	13,098
	Total Specialty Retail	48,998
	Textiles, Apparel & Luxury Goods – 1.7%

332	Coach, Inc.	13,861
	Total Investments (cost $724,742) – 95.3%	796,331
	Other Assets Less Liabilities – 4.7%	39,035
	Net Assets – 100%	$835,366

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$796,331	$—	$—	$796,331

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2010, the cost of investments was $725,643.

22	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2010, were as follows:

Gross unrealized:
Appreciation	$105,999
Depreciation	(35,311)
Net unrealized appreciation (depreciation) of investments	$70,688

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara EcoLogic Equity Fund

April 30, 2010

Shares	Description (1)	Value
	COMMON STOCKS – 96.6%

	Aerospace & Defense – 5.2%

650	ITT Industries, Inc.	$36,121

400	United Technologies Corporation	29,980
	Total Aerospace & Defense	66,101
	Beverages – 9.0%

750	Coca-Cola Company	40,088

500	Diageo PLC, Sponsored ADR	34,070

600	PepsiCo, Inc.	39,132
	Total Beverages	113,290
	Capital Markets – 2.6%

75	Goldman Sachs Group, Inc.	10,890

3,100	Nomura Holdings Inc.	21,359
	Total Capital Markets	32,249
	Chemicals – 5.4%

250	Ecolab Inc.	12,210

200	Potash Corporation of Saskatchewan	22,100

400	Praxair, Inc.	33,508
	Total Chemicals	67,818
	Commercial Banks – 2.4%

900	Wells Fargo & Company	29,799
	Commercial Services & Supplies – 2.5%

900	Waste Management, Inc.	31,212
	Communications Equipment – 7.3%

1,000	Cisco Systems, Inc., (2)	26,920

3,100	JDS Uniphase Corporation, (2)	40,269

650	QUALCOMM, Inc.	25,181
	Total Communications Equipment	92,370
	Computers & Peripherals – 3.5%

700	EMC Corporation	13,307

600	Hewlett-Packard Company	31,182
	Total Computers & Peripherals	44,489
	Diversified Financial Services – 2.6%

100	CME Group, Inc.	32,841
	Electric Utilities – 4.2%

500	Exelon Corporation	21,795

600	FPL Group, Inc.	31,230
	Total Electric Utilities	53,025
	Electrical Equipment – 3.3%

800	Emerson Electric Company	41,784
	Energy Equipment & Services – 2.3%

400	Schlumberger Limited	28,568
	Health Care Equipment & Supplies – 5.9%

200	Baxter International, Inc.	9,444

450	Becton, Dickinson and Company	34,367

1,000	Essilor International SA, (3)	30,439
	Total Health Care Equipment & Supplies	74,250

24	Nuveen Investments

Shares	Description (1)	Value
	Health Care Providers & Services – 3.1%

200	McKesson HBOC Inc.	$12,962

450	Quest Diagnostics Incorporated	25,722
	Total Health Care Providers & Services	38,684
	Hotels, Restaurants & Leisure – 3.4%

600	McDonald’s Corporation	42,350
	Household Products – 2.7%

550	Procter & Gamble Company	34,188
	Internet Software & Services – 1.0%

25	Google Inc., Class A, (2)	13,136
	IT Services – 4.8%

650	Accenture Limited	28,366

250	International Business Machines Corporation (IBM)	32,250
	Total IT Services	60,616
	Life Sciences Tools & Services – 1.1%

1,800	Lonza AG, (3)	14,007
	Oil, Gas & Consumable Fuels – 7.8%

350	Apache Corporation	35,616

300	Chevron Corporation	24,432

150	Occidental Petroleum Corporation	13,299

6,700	Paladin Energy Limited, (2), (3)	24,723
	Total Oil, Gas & Consumable Fuels	98,070
	Pharmaceuticals – 4.8%

550	Abbott Laboratories	28,138

500	Allergan, Inc.	31,845
	Total Pharmaceuticals	59,983
	Road & Rail – 1.9%

400	Norfolk Southern Corporation	23,732
	Semiconductors & Equipment – 6.3%

1,250	Analog Devices, Inc.	37,413

1,850	Intel Corporation	42,236
	Total Semiconductors & Equipment	79,649
	Textiles, Apparel & Luxury Goods – 2.7%

450	Nike, Inc., Class B	34,160
	Wireless Telecommunication Services – 0.8%

250	American Tower Corporation	10,203
	Total Investments (cost $970,454) – 96.6%	1,216,574
	Other Assets Less Liabilities – 3.4%	42,609
	Net Assets – 100%	$1,259,183

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara EcoLogic Equity Fund (continued)

April 30, 2010

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,147,405	$69,169	$—	$1,216,574

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2010, the cost of investments was $970,454.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2010, were as follows:

Gross unrealized:
Appreciation	$259,036
Depreciation	(12,916)
Net unrealized appreciation (depreciation) of investments	$246,120

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

ADR	American Depositary Receipt.

26	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Equity Fund

April 30, 2010

Shares	Description (1)	Value
	COMMON STOCKS – 98.7%

	Air Freight & Logistics – 3.7%

715	Expeditors International of Washington, Inc.	$29,129

250	FedEx Corporation	22,503
	Total Air Freight & Logistics	51,632
	Airlines – 2.0%

235	Copa Holdings SA	13,320

11,000	Tiger Airways Holdings Limited, (2)	14,610
	Total Airlines	27,930
	Auto Components – 1.5%

385	Autoliv AB, (2), (3)	21,223
	Automobiles – 2.2%

6,000	PT Astra International Tbk, (3)	31,005
	Capital Markets – 4.1%

2,600	Hargreaves Lansdown PLC, (3)	14,006

3,400	Nomura Securities Company, (3)	23,501

450	State Street Corporation	19,575
	Total Capital Markets	57,082
	Chemicals – 1.7%

290	Praxair, Inc.	24,293
	Commercial Banks – 1.7%

37,200	PT Bank Mandiri, (3)	23,559
	Communications Equipment – 5.1%

2,530	JDS Uniphase Corporation, (2)	32,865

695	Juniper Networks Inc., (2)	19,745

490	QUALCOMM, Inc.	18,983
	Total Communications Equipment	71,593
	Computers & Peripherals – 1.3%

70	Apple, Inc.	18,278
	Construction & Engineering – 5.1%

275	FLSmidth & Company A/S	20,942

505	Jacobs Engineering Group, Inc.	24,351

1,500	JGC Corporation, (3)	25,901
	Total Construction & Engineering	71,194
	Distributors – 1.5%

4,500	Li and Fung Limited, (3)	21,609
	Diversified Financial Services – 1.1%

45	CME Group, Inc.	14,778
	Electrical Equipment – 1.5%

350	Vesta Wind Systems A/S, DD	21,426
	Energy Equipment & Services – 6.0%

430	Schlumberger Limited	30,711

715	Seadrill Limited, (3)	18,010

550	Seadrill Limited, (3)	13,893

360	Tecnicas Reunidas SA, (3)	21,846
	Total Energy Equipment & Services	84,460

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Equity Fund (continued)

April 30, 2010

Shares	Description (1)	Value
	Food & Staples Retailing – 2.0%

210	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	$14,387

7,175	Olam International Limited, (3)	13,538
	Total Food & Staples Retailing	27,925
	Food Products – 1.9%

210	Bunge Limited	11,120

9,000	Indofood Agri Resources Limited, (2), (3)	15,408
	Total Food Products	26,528
	Gas Utilities – 1.1%

35,580	Perusahaan Gas Negara PT, (3)	15,979
	Health Care Equipment & Supplies – 1.5%

5,100	Top Glove Corporation BHD, (3)	20,256
	Health Care Providers & Services – 1.9%

155	Express Scripts, Inc., (2)	15,520

200	Quest Diagnostics Incorporated	11,432
	Total Health Care Providers & Services	26,952
	Health Care Technology – 1.7%

274	Cerner Corporation, (2)	23,265
	Hotels, Restaurants & Leisure – 6.1%

350	CTRIP.com	12,782

2,640	Dominos Pizza Inc., (3)	14,024

13,000	Genting Berhad, (3)	28,104

440	McDonald’s Corporation	31,060
	Total Hotels, Restaurants & Leisure	85,970
	Household Durables – 1.6%

865	Electrolux AB, Class B Shares, (3)	22,247
	Insurance – 1.1%

540	CNInsure Inc.	14,980
	Internet & Catalog Retail – 1.6%

2,400	ASOS PLC, (2), (3)	22,914
	Internet Software & Services – 4.4%

655	Akamai Technologies, Inc., (2)	25,434

130	Equinix Inc., (2)	13,085

45	Google Inc., Class A, (2)	23,645
	Total Internet Software & Services	62,164
	Machinery – 3.3%

2,800	Kubota Corporation, (3)	24,593

1,510	Sandvik AB, (3)	21,643
	Total Machinery	46,236
	Marine – 1.8%

3	A.P. Moller Maersk AS, Class B Shares, (2)	25,411
	Media – 1.5%

1,075	Imax Corporation, (2)	20,318
	Metals & Mining – 2.6%

1,530	Hitachi Metals Limited, (3)	16,417

525	Teck Cominco Limited	20,591
	Total Metals & Mining	37,008

28	Nuveen Investments

Shares	Description (1)	Value
	Multiline Retail – 1.8%

860	Dollar General Corporation, (2)	$24,570
	Oil, Gas & Consumable Fuels – 2.2%

1,410	Birchcliff Energy Limtied, (2)	12,534

1,055	Paramount Resources Limited, Class A, (2)	18,227
	Total Oil, Gas & Consumable Fuels	30,761
	Pharmaceuticals – 4.0%

200	Novo Nordisk A/S	16,458

108,500	PT Kalbe Farma Tbl, (3)	24,729

255	Teva Pharmaceutical Industries Limited, Sponsored ADR	14,976
	Total Pharmaceuticals	56,163
	Professional Services – 1.5%

350	Adecco SA, (3)	20,586
	Road & Rail – 2.4%

575	Norfolk Southern Corporation	34,112
	Semiconductors & Equipment – 5.1%

435	Aixtron AG, (3)	13,743

625	Broadcom Corporation, Class A	21,556

900	Hynix Semiconductor Inc., (2), (3)	22,779

800	NVIDIA Corporation, (2)	12,576
	Total Semiconductors & Equipment	70,654
	Software – 5.4%

2,000	Activision Blizzard Inc.	22,160

560	Autonomy Corporation PLC, (2), (3)	15,362

650	McAfee Inc., (2)	22,588

835	Nuance Communications, Inc., (2)	15,255
	Total Software	75,365
	Specialty Retail – 1.3%

115	Fast Retailing Company Limited, (3)	17,426
	Textiles, Apparel & Luxury Goods – 1.4%

65	Swatch Group AG, (3)	19,043
	Transportation Infrastructure – 1.0%

7,000	Singapore Airport Terminal Services Limited, (3)	14,249
	Total Investments (cost $1,178,536) – 98.7%	1,381,144
	Other Assets Less Liabilities – 1.3%	18,038
	Net Assets – 100%	$1,399,182

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Equity Fund (continued)

April 30, 2010

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$803,551	$577,593	$—	$1,381,144

The table below presents the transfers in and out of the three valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are due to changes in the leveling methodology used by the Fund.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$ —	$(180,828)	$180,828	$ —	$ —	$ —

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2010, the cost of investments was $1,178,536.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2010, were as follows:

Gross unrealized:
Appreciation	$226,296
Depreciation	(23,688)
Net unrealized appreciation (depreciation) of investments	$202,608

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
DD	Investment, or portion of investment, purchased on a delayed delivery basis.
ADR	American Depositary Receipt.

30	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Plus Fund

April 30, 2010

Shares	Description (1)	Value
	COMMON STOCKS – 116.4%

	Aerospace & Defense – 2.7%

350	ITT Industries, Inc.	$19,450

200	United Technologies Corporation	14,990
	Total Aerospace & Defense	34,440
	Air Freight & Logistics – 2.2%

700	Expeditors International of Washington, Inc., (3)	28,518
	Beverages – 2.0%

400	PepsiCo, Inc.	26,088
	Biotechnology – 3.4%

1,100	Gilead Sciences, Inc., (2)	43,637
	Capital Markets – 2.0%

175	Goldman Sachs Group, Inc.	25,410
	Chemicals – 8.7%

600	Ecolab Inc., (3)	29,304

300	Monsanto Company, (3)	18,918

750	Praxair, Inc., (3)	62,828
	Total Chemicals	111,050
	Commercial Banks – 2.3%

900	Wells Fargo & Company	29,799
	Commercial Services & Supplies – 2.0%

750	Waste Management, Inc., (3)	26,010
	Communications Equipment – 4.2%

1,400	QUALCOMM, Inc.	54,236
	Computers & Peripherals – 2.1%

1,400	EMC Corporation	26,614
	Construction & Engineering – 2.8%

750	Jacobs Engineering Group, Inc., (3)	36,165
	Diversified Financial Services – 2.6%

100	CME Group, Inc., (3)	32,841
	Electrical Equipment – 2.4%

600	Emerson Electric Company, (3)	31,338
	Electronic Equipment & Instruments – 3.2%

550	Amphenol Corporation, Class A	25,415

500	FLIR Systems Inc., (2), (3)	15,295
	Total Electronic Equipment & Instruments	40,710
	Energy Equipment & Services – 2.0%

350	Schlumberger Limited, (3)	24,997
	Food Products – 1.8%

425	Bunge Limited	22,504
	Health Care Equipment & Supplies – 9.3%

100	Alcon, Inc.	15,586

300	Becton, Dickinson and Company, (3)	22,911

300	C. R. Bard, Inc., (3)	25,959

500	Stryker Corporation, (3)	28,720

450	Varian Medical Systems, Inc., (3)	25,371
	Total Health Care Equipment & Supplies	118,547

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Plus Fund (continued)

April 30, 2010

Shares	Description (1)	Value
	Health Care Providers & Services – 4.5%

350	Express Scripts, Inc., (2)	$35,046

400	Quest Diagnostics Incorporated	22,864
	Total Health Care Providers & Services	57,910
	Hotels, Restaurants & Leisure – 1.9%

350	McDonald’s Corporation	24,706
	Household Durables – 1.7%

350	Stanley Black & Decker Inc.	21,753
	Household Products – 2.2%

450	Procter & Gamble Company	27,972
	Internet Software & Services – 6.5%

800	Akamai Technologies, Inc., (2)	31,064

100	Google Inc., Class A, (2)	52,544
	Total Internet Software & Services	83,608
	IT Services – 11.0%

650	Accenture Limited	28,366

200	International Business Machines Corporation (IBM)	25,800

300	Visa Inc.	27,069

3,250	Western Union Company	59,313
	Total IT Services	140,548
	Life Sciences Tools & Services – 2.2%

400	Waters Corporation, (2), (3)	28,796
	Machinery – 5.7%

600	Donaldson Company, Inc., (3)	27,780

550	Illinois Tool Works, Inc., (3)	28,105

250	Parker Hannifin Corporation, (3)	17,295
	Total Machinery	73,180
	Media – 2.0%

600	Omnicom Group, Inc., (3)	25,596
	Oil, Gas & Consumable Fuels – 2.1%

300	Occidental Petroleum Corporation	26,598
	Pharmaceuticals – 5.0%

550	Allergan, Inc.	35,029

500	Teva Pharmaceutical Industries Limited, Sponsored ADR	29,365
	Total Pharmaceuticals	64,394
	Road & Rail – 2.1%

450	Norfolk Southern Corporation, (3)	26,698
	Semiconductors & Equipment – 4.8%

2,700	Intel Corporation	61,641
	Software – 4.4%

2,200	Activision Blizzard Inc., (3)	24,376

900	Intuit, Inc., (2), (3)	32,544
	Total Software	56,920
	Specialty Retail – 2.2%

500	Ross Stores, Inc., (3)	28,000

32	Nuveen Investments

Shares	Description (1)	Value
	Textiles, Apparel & Luxury Goods – 2.4%

400	Nike, Inc., Class B	$30,364
	Total Common Stocks (cost $1,202,242)	1,491,588

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 7.5%

1,600	i-Shares Russell 1000 Growth Index Fund	$84,016

100	S&P 500	11,886
	Total Investment Companies (cost $90,362)	95,902
	Total Investments (cost $1,292,604) – 123.9%	1,587,490

Shares	Description (1)	Value
	COMMON STOCKS SOLD SHORT – (25.3)%

	Biotechnology – (1.7)%

(400)	Genzyme Corporation, (2)	$(21,296)
	Commercial Services & Supplies – (3.8)%

(900)	Cintas Corporation	(24,525)

(400)	Stericycle Inc., (2)	(23,560)
	Total Commercial Services & Supplies	(48,085)
	Computers & Peripherals – (2.2)%

(700)	Western Digital Corporation, (2)	(28,763)
	Diversified Consumer Services – (0.9)%

(600)	H & R Block Inc.	(10,986)
	Diversified Financial Services – (1.9)%

(1,000)	Moody’s Corporation	(24,720)
	Electrical Equipment – (2.0)%

(175)	First Solar Inc., (2)	(25,121)
	Energy Equipment & Services – (0.8)%

(150)	Transocean Inc., (2)	(10,868)
	Hotels, Restaurants & Leisure – (2.0)%

(1,000)	Starbucks Corporation	(25,980)
	Household Products – (1.9)%

(400)	Energizer Holdings Inc., (2)	(24,440)
	Machinery – (2.2)%

(400)	SPX Corporation	(27,952)
	Media – (1.6)%

(2,300)	Interpublic Group Companies, Inc.	(20,493)
	Pharmaceuticals – (1.9)%

(700)	Merck & Company Inc.	(24,528)
	Textiles, Apparel & Luxury Goods – (2.4)%

(900)	Under Armour, Inc., (2)	(30,375)
	Total Common Stocks Sold Short (proceed $294,971)	(323,607)
	Other Assets Less Liabilities – 1.4%	17,775
	Net Assets – 100%	$1,281,658

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Plus Fund (continued)

April 30, 2010

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,491,588	$—	$—	$1,491,588
Investment Companies	95,902	—	—	95,902
Common Stocks Sold Short	(323,607)	—	—	(323,607)
Total	$1,263,883	$—	$—	$1,263,883

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2010, the cost of investments (excluding securities sold short) was $1,292,604.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding securities sold short) at April 30, 2010, were as follows:

Gross unrealized:
Appreciation	$311,719
Depreciation	(16,833)
Net unrealized appreciation (depreciation) of investments	$294,886

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, segregated as collateral for securities lending.
ADR	American Depositary Receipt.

34	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Equity Fund

April 30, 2010

Shares	Description (1)	Value
	COMMON STOCKS – 99.4%

	Airlines – 2.0%

250	Copa Holdings SA	$14,170

12,000	Tiger Airways Holdings Limited, (2)	15,938
	Total Airlines	30,108
	Auto Components – 3.6%

350	Autoliv AB, (2), (3)	19,294

110	Rieter Holdings AG, (2), (3)	33,536
	Total Auto Components	52,830
	Automobiles – 1.8%

5,100	PT Astra International Tbk, (3)	26,355
	Capital Markets – 3.1%

2,710	Hargreaves Lansdown PLC, (3)	14,598

4,450	Nomura Securities Company, (3)	30,759
	Total Capital Markets	45,357
	Chemicals – 2.0%

2,200	Kuraray Company Limited, (3)	28,800
	Commercial Banks – 1.7%

38,970	PT Bank Mandiri, (3)	24,680
	Communications Equipment – 2.9%

2,400	Exfo inc., (2)	14,640

390	Research In Motion Limited, (2)	27,764
	Total Communications Equipment	42,404
	Computers & Peripherals – 1.5%

5,265	Imagination Technologies Group PLC, (2), (3)	22,186
	Construction & Engineering – 3.8%

290	FLSmidth & Company A/S	22,084

2,000	JGC Corporation, (3)	34,532
	Total Construction & Engineering	56,616
	Distributors – 2.1%

6,400	Li and Fung Limited, (3)	30,732
	Electrical Equipment – 1.0%

230	Vesta Wind Systems A/S, DD	14,080
	Electronic Equipment & Instruments – 4.2%

1,325	Hollysys Automation Technologies Limited, (2)	13,740

830	Nidec Corporation, ADR	21,447

3,000	Yaskawa Electric Corporation, (3)	26,517
	Total Electronic Equipment & Instruments	61,704
	Energy Equipment & Services – 5.9%

775	Calfrac Well Services Limtied	16,487

1,320	Seadrill Limited, (3)	33,249

515	ShawCor Limited, Class A Shares	14,703

370	Tecnicas Reunidas SA, (3)	22,453
	Total Energy Equipment & Services	86,892
	Food & Staples Retailing – 1.9%

200	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	13,702

7,550	Olam International Limited, (3)	14,246
	Total Food & Staples Retailing	27,948

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Equity Fund (continued)

April 30, 2010

Shares	Description (1)	Value
	Food Products – 2.4%

1,600	Cosan Limited, Class Shares, (2)	$16,992

11,000	Indofood Agri Resources Limited, (2), (3)	18,832
	Total Food Products	35,824
	Gas Utilities – 1.1%

37,625	Perusahaan Gas Negara PT, (3)	16,898
	Health Care Equipment & Supplies – 1.4%

5,300	Top Glove Corporation BHD, (3)	21,050
	Health Care Technology – 2.0%

430	SXC Health Solutions Corporation, (2)	29,971
	Hotels, Restaurants & Leisure – 5.4%

370	CTRIP.com	13,512

2,815	Dominos Pizza Inc., (3)	14,954

13,500	Genting Berhad, (3)	29,185

13,200	Sands China Limited, (3)	21,428
	Total Hotels, Restaurants & Leisure	79,079
	Household Durables – 2.5%

875	Electrolux AB, Class B Shares, (3)	22,504

400	Sony Corporation	13,688
	Total Household Durables	36,192
	Industrial Conglomerates – 1.1%

1,750	SM Investments Corporation, (3)	15,535
	Insurance – 1.1%

565	CNInsure Inc.	15,673
	Internet & Catalog Retail – 1.6%

2,445	ASOS PLC, (2), (3)	23,344
	Internet Software & Services – 1.0%

2,340	Telecity Group PLC, (2), (3)	14,569
	IT Services – 1.0%

245	Infosys Technologies Limited, Sponsored ADR	14,671
	Machinery – 8.9%

2,900	Kubota Corporation, (3)	25,471

2,100	Sandvik AB, (3)	30,099

110	Vallourec SA, (2), (3)	21,910

2,600	Volvo AB, Class B Shares, (3)	32,257

2,600	Weichai Power Company Limited, (2), (3)	21,343
	Total Machinery	131,080
	Marine – 2.3%

4	A.P. Moller Maersk AS, Class B Shares, (2)	33,882
	Media – 1.4%

1,125	Imax Corporation, (2)	21,263
	Metals & Mining – 3.3%

1,880	Hitachi Metals Limited, (3)	20,173

725	Teck Cominco Limited	28,435
	Total Metals & Mining	48,608

36	Nuveen Investments

Shares	Description (1)	Value
	Multiline Retail – 1.1%

600	Don Quijote Company Limited, (3)	$16,077
	Oil, Gas & Consumable Fuels – 2.5%

2,005	Birchcliff Energy Limtied, (2)	17,824

1,100	Paramount Resources Limited, Class A, (2)	19,005
	Total Oil, Gas & Consumable Fuels	36,829
	Personal Products – 0.9%

135	L’Oreal, (2), (3)	14,030
	Pharmaceuticals – 4.8%

310	Novo Nordisk A/S	25,510

113,500	PT Kalbe Farma Tbl, (3)	25,869

335	Teva Pharmaceutical Industries Limited, Sponsored ADR	19,675
	Total Pharmaceuticals	71,054
	Professional Services – 2.0%

510	Adecco SA, (3)	29,997
	Semiconductors & Equipment – 7.8%

460	Aixtron AG, (3)	14,532

7,155	ARM Holdings PLC, (3)	27,597

320	Disco Corporation, (3)	22,590

1,300	Hynix Semiconductor Inc., (2), (3)	32,904

2,440	Infineon Technologies AG, (3)	17,276
	Total Semiconductors & Equipment	114,899
	Software – 2.1%

590	Autonomy Corporation PLC, (2), (3)	16,184

420	Check Point Software Technology Limited, (2)	14,960
	Total Software	31,144
	Specialty Retail – 1.2%

120	Fast Retailing Company Limited, (3)	18,184
	Textiles, Apparel & Luxury Goods – 1.9%

95	Swatch Group AG, (3)	27,832
	Transportation Infrastructure – 1.1%

8,000	Singapore Airport Terminal Services Limited, (3)	16,284
	Total Investments (cost $1,255,682) – 99.4%	1,464,661
	Other Assets Less Liabilities – 0.6%	8,649
	Net Assets – 100%	$1,473,310

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$473,816	$990,845	$—	$1,464,661

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Equity Fund (continued)

April 30, 2010

The table below presents the transfers in and out of the three valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are due to changes in the leveling methodology used by the Fund.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$ —	$(252,107)	$252,107	$ —	$ —	$ —

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2010, the cost of investments was $1,255,683.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2010, were as follows:

Gross unrealized:
Appreciation	$224,305
Depreciation	(15,327)
Net unrealized appreciation (depreciation) of investments	$208,978

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
DD	Investment, or portion of investment, purchased on a delayed delivery basis.
ADR	American Depositary Receipt.

38	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Japan Fund

April 30, 2010

Shares	Description (1)	Value
	COMMON STOCKS – 95.7%

	Beverages – 4.4%

6,100	Coca Cola West Holdings Company, (2)	$107,925

6,000	Kirin Holdings Company, Limited, (2)	85,960
	Total Beverages	193,885
	Building Products – 3.1%

6,800	JS Group Corporation, (2)	133,361
	Capital Markets – 1.9%

16,000	Daiwa Securities Group Inc., (2)	82,757
	Chemicals – 1.5%

9,000	Chugoku Marine Paints Limited, (2)	67,399
	Commercial Banks – 3.8%

10,000	77 Bank Limited, (2)	56,825

18,000	Sumitomo Trust & Banking Company, (2)	108,856
	Total Commercial Banks	165,681
	Commercial Services & Supplies – 6.9%

6,000	Dai Nippon Printing Co., Ltd., (2)	83,123

3,500	Duskin Company Limited, (2)	60,942

1,900	Secom Company, (2)	82,489

8,000	Toppan Printing Company Limited, (2)	72,955
	Total Commercial Services & Supplies	299,509
	Construction & Engineering – 4.2%

3,000	JGC Corporation, (2)	51,802

29,000	Obayashi Corporation, (2)	129,577
	Total Construction & Engineering	181,379
	Construction Materials – 2.3%

51,000	Sumitomo Osaka Cement Company, Limited, (2)	97,948
	Containers & Packaging – 1.1%

2,700	Toyo Seikan Kaisha, (2)	46,455
	Diversified Telecommunication Services – 3.0%

6,376	Nippon Telegraph and Telephone Corporation, ADR	129,369
	Electrical Equipment – 3.5%

7,600	Futaba Corporation, (2)	154,474
	Electronic Equipment & Instruments – 8.8%

3,754	FujiFilm Holdings Corporation, ADR, (2)	127,824

900	Kyocera Corporation, (2)	90,366

2,300	Mabuchi Motor Company Limited, (2)	126,771

600	TDK Corporation, (2)	38,400
	Total Electronic Equipment & Instruments	383,361
	Food & Staples Retailing – 3.1%

5,300	Seven & I Holdings, (2)	135,527
	Food Products – 3.7%

7,000	Nippon Meat Packers Inc., (2)	88,427

2,100	Nissin Foods Holdings Company Limited, (2)	70,640
	Total Food Products	159,067
	Health Care Equipment & Supplies – 2.4%

5,600	Paramount Bed Company Limited, (2)	105,590

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Japan Fund (continued)

April 30, 2010

Shares	Description (1)			Value
	Household Durables – 4.8%

8,586	Panasonic Corporation, ADR			$125,355

9,000	Sekisui House, Ltd., (2)			85,789
	Total Household Durables			211,144
	Household Products – 2.9%

5,200	KAO Corporation, (2)			126,786
	Insurance – 3.0%

4,600	MS & AD Insurance Group Holdings, Inc., (2)			132,216
	Leisure Equipment & Products – 3.7%

35	Fields Corporation, (2)			41,331

1,200	Sankyo Company Ltd, (2)			55,391

5,000	Sega Sammy Holdings Inc., (2)			65,366
	Total Leisure Equipment & Products			162,088
	Media – 2.6%

1,160	Hakuhodo DY Holdings Inc., (2)			65,897

28	TV Asahi Corporation, (2)			45,708
	Total Media			111,605
	Oil, Gas & Consumable Fuels – 2.9%

22,470	JX Holdings Inc.			125,345
	Personal Products – 2.8%

5,900	Shiseido Company, Limited, (2)			123,684
	Pharmaceuticals – 5.5%

2,300	Astellas Pharma Inc., (2)			80,534

4,700	Daiichi Sankyo Company Limited, (2)			81,678

1,900	Ono Pharmaceutical Company Limited, (2)			78,706
	Total Pharmaceuticals			240,918
	Real Estate Management & Development – 2.5%

10,000	Daiwa House Industry Company Limited, (2)			107,597
	Semiconductors & Equipment – 1.7%

1,000	Rohm Company Limited, (2)			74,110
	Software – 2.3%

300	Nintendo Co., Ltd., (2)			100,778
	Textiles, Apparel & Luxury Goods – 2.9%

10,000	Wacoal Holdings Corporation, (2)			127,612
	Trading Companies & Distributors – 1.3%

3,800	Mitsui & Company Limited, (2)			57,111
	Wireless Telecommunication Services – 3.1%

8,746	NTT DoCoMo Inc., Sponsored ADR			135,649
	Total Common Stocks (cost $3,820,336)			4,172,406

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.3%

$144	Repurchase Agreement with State Street Bank, dated 4/30/10, repurchase price $144,448, collateralized by $155,000 U.S. Treasury Bills, 0.000%, due 9/09/10, value $149,895.	0.010%	5/03/10	$144,448
	Total Short-Term Investments (cost $144,448)			144,448
	Total Investments (cost $3,964,784) – 99.0%			4,316,854
	Other Assets Less Liabilities – 1.0%			44,998
	Net Assets – 100%			$4,361,852

40	Nuveen Investments

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$515,718	$3,656,688	$—	$4,172,406
Short-Term Investments	144,448	—	—	144,448
Total	$660,166	$3,656,688	$—	$4,316,854

The table below presents the transfers in and out of the three valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are due to changes in the leveling methodology used by the Fund.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$ —	$(3,386,235)	$3,386,235	$ —	$ —	$ —

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2010, the cost of investments was $3,966,987.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2010, were as follows:

Gross unrealized:
Appreciation	$515,510
Depreciation	(165,643)
Net unrealized appreciation (depreciation) of investments	$349,867

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
ADR	American Depositary Receipt.

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund

April 30, 2010

Shares	Description (1)	Value
	COMMON STOCKS – 93.5%

	Chemicals – 4.3%

26,000	Chugoku Marine Paints Limited, (3)	$194,709

4,785	Mosaic Company	244,705

20,629	Omnia Holdings Limited, (2), (3)	180,976

2,075	Potash Corporation of Saskatchewan	229,288
	Total Chemicals	849,678

	Construction Materials – 1.2%

118,000	Sumitomo Osaka Cement Company, Limited, (3)	226,625
	Electric Utilities – 3.6%

14,761	Centrais Electricas Brasileiras S.A., ADR, (2)	259,646

4,896	Electricite de France S.A, (2), (3)	262,395

11,800	Korea Electric Power Corporation, Sponsored ADR, (2)	177,472
	Total Electric Utilities	699,513
	Electrical Equipment – 1.1%

445	Areva S.A., (3)	220,096
	Energy Equipment & Services – 3.4%

4,910	Baker Hughes Incorporated	244,322

4,210	ENSCO International Incorporated	198,628

12,600	Weatherford International Ltd, (2)	228,186
	Total Energy Equipment & Services	671,136
	Food Products – 1.9%

16,000	Nippon Meat Packers Inc., (3)	202,118

8,588	Smithfield Foods, Inc., (2)	160,939
	Total Food Products	363,057
	Machinery – 1.8%

9,931	AGCO Corporation	347,784
	Metals & Mining – 41.4%

6,725	Alcoa Inc.	90,384

148,375	Alumina Limited, (3)	209,535

6,039	Anglo American PLC, (2), (3)	256,511

16,427	AngloGold Ashanti Limited, Sponsored ADR	687,634

130,950	Banro Corporation, (2)	293,328

17,275	Barrick Gold Corporation	752,326

12,110	Detour Gold Corporation, (2)	252,500

143,225	Eastern Platinum Limited, (2)	203,036

75,650	First Uranium Corporation, (2)	103,518

1,745	Freeport-McMoRan Copper & Gold, Inc.	131,800

73,400	Gabriel Resources, Limited, (2)	302,762

218,125	Geovic Mining Corporation, (2)	165,344

42,342	Gold Fields Limited, Sponsored ADR	569,076

7,578	Impala Platinum Holdings Limited, (3)	213,662

9,375	Industrias Penoles, S.A.B. de C.V.	199,116

15,400	Ivanhoe Mines Ltd., (2)	243,628

36,350	Kinross Gold Corporation	689,560

97,007	Lihir Gold Limited, (3)	342,807

457,225	MagIndustries Corp., (2)	189,048

289,599	Medoro Resources Limited	225,225

42	Nuveen Investments

Shares	Description (1)	Value
	Metals & Mining (continued)

110,500	Minara Resources Limited, (2), (3)	$88,366

215,075	Mineral Deposits Limited, (2), (3)	188,761

22,000	Newcrest Mining Limited, (3)	664,084

3,835	Newmont Mining Corporation	215,067

28,986	NovaGold Resources Inc., (2)	256,526

23,425	Silver Standard Resources, Inc., (2)	480,447

355,825	Simmer & Jack Mines, (2), (3)	64,126
	Total Metals & Mining	8,078,177
	Multi-Utilities – 1.0%

7,680	Ameren Corporation	199,373
	Oil, Gas & Consumable Fuels – 32.7%

11,975	Arch Coal Inc.	323,325

5,529	BP PLC, Sponsored ADR	288,337

27,272	Cameco Corporation	671,164

15,069	Chesapeake Energy Corporation	358,642

6,962	ConocoPhillips	412,081

3,575	CONSOL Energy Inc.	159,731

4,920	Devon Energy Corporation	331,264

10,950	ERG S.p.A., (3)	150,576

4,050	Gazprom OAO, ADR, (3)	92,973

7,119	Hess Corporation	452,412

28,890	JX Holdings Inc.	161,158

14,417	Nexen Inc.	350,045

3,898	Peabody Energy Corporation	182,115

24,025	Petrobras Energia S.A., ADR	389,686

2,993	PetroChina Company Limited, ADR	344,584

3,040	Pioneer Natural Resources Company	194,955

572,500	PT Medco Energi Internasional TBK, (3)	184,301

12,291	Royal Dutch Shell PLC, Class A, (2), (3)	382,825

5,715	S-Oil Corporation, (3)	291,312

8,211	Suncor Energy, Inc.	280,570

28,832	Tesoro Corporation	379,141
	Total Oil, Gas & Consumable Fuels	6,381,197
	Water Utilities – 1.1%

5,520	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	217,209
	Total Common Stocks (cost $14,680,752)	18,253,845

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.5%

$1,081	Repurchase Agreement with State Street Bank, dated 4/30/10, repurchase price $1,080,613, collateralized by $1,105,000 U.S. Treasury Bills, 0.000%, due 9/09/10, value $1,104,227	0.010%	5/03/10	$1,080,612
	Total Short-Term Investments (cost $1,080,612)			1,080,612
	Total Investments (cost $15,761,364) – 99.0%			19,334,457
	Other Assets Less Liabilities – 1.0%			198,232
	Net Assets – 100%			$19,532,689

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund (continued)

April 30, 2010

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$13,837,087	$4,416,758	$—	$18,253,845
Short-Term Investments	1,080,612	—	—	1,080,612
Total	$14,917,699	$4,416,758	$—	$19,334,457

The table below presents the transfers in and out of the three valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are due to changes in the leveling methodology used by the Fund.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$ —	$(3,136,717)	$3,136,717	$ —	$ —	$ —

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2010, the cost of investments was $16,090,912.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2010, were as follows:

Gross unrealized:
Appreciation	$3,854,583
Depreciation	(611,038)
Net unrealized appreciation (depreciation) of investments	$3,243,545

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

ADR	American Depositary Receipt.

44	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund

April 30, 2010

Shares	Description (1)	Value
	COMMON STOCKS – 92.5%

	Aerospace & Defense – 3.2%

2,827,430	Embraer Aircraft Corporation	$16,591,276

531,598	Thales S.A., (3)	19,797,361
	Total Aerospace & Defense	36,388,637
	Auto Components – 1.6%

277,989	Magna International Inc., Class A, (2)	18,252,758
	Beverages – 2.5%

1,590,900	Coca Cola West Holdings Company, (3)	28,147,111
	Building Products – 1.4%

798,000	JS Group Corporation, (3)	15,650,308
	Capital Markets – 1.3%

935,624	UBS AG, (2)	14,427,322
	Commercial Banks – 2.0%

144,414	Societe Generale, (2), (3)	7,711,591

2,340,000	Sumitomo Trust & Banking Company, (3)	14,151,258
	Total Commercial Banks	21,862,849
	Commercial Services & Supplies – 3.0%

2,401,000	Dai Nippon Printing Co., Ltd., (3)	33,262,900
	Communications Equipment – 3.1%

3,844,264	Alcatel-Lucent, (2), (3)	12,253,976

1,833,020	Nokia Oyj, Sponsored ADR	22,289,523
	Total Communications Equipment	34,543,499
	Containers & Packaging – 1.3%

1,946,046	Rexam PLC, (3)	9,595,719

311,600	Toyo Seikan Kaisha, (3)	5,361,235
	Total Containers & Packaging	14,956,954
	Diversified Telecommunication Services – 5.6%

283,266	Belgacom S.A., (3)	9,948,067

1,266,482	Nippon Telegraph and Telephone Corporation, ADR	25,696,920

24,033,224	Telecom Italia S.p.A., (2), (3)	27,121,738
	Total Diversified Telecommunication Services	62,766,725
	Electric Utilities – 3.2%

673,700	Centrais Electricas Brasileiras S.A., ADR, (2)	11,850,383

479,544	Centrais Electricas Brasileiras SA, Electrobras	6,814,173

1,154,659	Korea Electric Power Corporation, Sponsored ADR, (2)	17,366,071
	Total Electric Utilities	36,030,627
	Electrical Equipment – 0.8%

18,199	Areva S.A., (3)	9,001,170
	Electronic Equipment & Instruments – 4.4%

673,800	Fujifilm Holdings Corp, (3)	23,092,135

475,900	Mabuchi Motor Company Limited, (3)	26,230,569
	Total Electronic Equipment & Instruments	49,322,704
	Food & Staples Retailing – 4.7%

460,147	Carrefour SA, (3)	22,553,518

1,180,200	Seven & I Holdings, (3)	30,178,995
	Total Food & Staples Retailing	52,732,513

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund (continued)

April 30, 2010

Shares	Description (1)	Value
	Household Durables – 1.4%

1,619,000	Sekisui House, Ltd., (3)	$15,432,422
	Household Products – 0.9%

413,900	KAO Corporation, (3)	10,091,662
	Industrial Conglomerates – 2.1%

235,604	Siemens AG, (3)	23,236,732
	Insurance – 3.5%

505,370	Axis Capital Holdings Limited	15,752,383

796,600	MS & AD Insurance Group Holdings, Inc., (3)	22,896,305
	Total Insurance	38,648,688
	Leisure Equipment & Products – 1.5%

1,272,000	Sega Sammy Holdings Inc., (3)	16,629,053
	Media – 1.4%

763,259	Wolters Kluwer N.V., (3)	15,594,811
	Metals & Mining – 14.9%

4,742,800	Alumina Limited, (3)	6,697,781

742,683	AngloGold Ashanti Limited, Sponsored ADR	31,088,710

966,971	Barrick Gold Corporation	42,111,587

1,851,224	Gold Fields Limited, (3)	24,728,151

411,049	Impala Platinum Holdings Limited, (3)	11,589,551

471,786	Ivanhoe Mines Ltd., (2)	7,463,655

1,433,198	Kinross Gold Corporation	27,187,766

534,318	Newcrest Mining Limited, (3)	16,128,737
	Total Metals & Mining	166,995,938
	Multi-Utilities – 1.6%

2,241,023	United Utilities PLC, (3)	18,338,895
	Oil, Gas & Consumable Fuels – 8.6%

523,772	BP PLC, Sponsored ADR	27,314,710

740,177	ERG S.p.A., (3)	10,178,358

902,811	Nexen Inc.	21,920,251

598,809	Royal Dutch Shell PLC, Class B, Sponsored ADR	36,335,730
	Total Oil, Gas & Consumable Fuels	95,749,049
	Personal Products – 2.3%

1,201,600	Shiseido Company, Limited, (3)	25,189,641
	Pharmaceuticals – 6.8%

494,136	AstraZeneca PLC, (3)	21,834,210

1,147,555	GlaxoSmithKline PLC, (3)	21,299,715

402,261	Sanofi-Aventis, S.A., (3)	27,441,630

132,200	Takeda Pharmaceutical Company, Limited, DD, (3)	5,676,047
	Total Pharmaceuticals	76,251,602
	Semiconductors & Equipment – 1.0%

153,500	Rohm Company Limited, (3)	11,375,890
	Software – 1.5%

48,600	Nintendo Co., Ltd., (3)	16,326,062
	Textiles, Apparel & Luxury Goods – 1.9%

1,637,000	Wacoal Holdings Corporation, (3)	20,890,097
	Wireless Telecommunication Services – 5.0%

1,892,435	SK Telecom Company Limited, ADR	35,028,972

9,611,797	Vodafone Group PLC, (3)	21,298,306
	Total Wireless Telecommunication Services	56,327,278
	Total Common Stocks (cost $966,521,220)	1,034,423,897

46	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 7.5%

$84,154	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/10, repurchase price $84,153,714, collateralized by: $14,945,000 U.S. Treasury Notes, 3.625%, due 12/31/12, value $16,037,480 and $68,180,000 U.S. Treasury Notes, 1.125%, due 12/15/12, value $68,009,550 and $800,000 U.S. Treasury Notes, 1.375%, due 1/15/13, value $802,000 and $990,000 U.S. Treasury Notes, 1.375%, due 2/15/13, value $990,000	0.010%	5/03/10	$84,153,644
	Total Short-Term Investments (cost $84,153,644)			84,153,644
	Total Investments (cost $1,050,674,864) – 100.0%			1,118,577,541
	Other Assets Less Liabilities – 0.0%			48,177
	Net Assets – 100%			$1,118,625,718

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$377,492,190	$656,931,707	$—	$1,034,423,897
Short-Term Investments	84,153,644	—	—	84,153,644
Total	$461,645,834	$656,931,707	$—	$1,118,577,541

The table below presents the transfers in and out of the three valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are due to changes in the leveling methodology used by the Fund.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$ —	$(549,468,078)	$549,468,078	$ —	$ —	$ —

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2010, the cost of investments was $1,064,584,271.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2010, were as follows:

Gross unrealized:
Appreciation	$136,136,442
Depreciation	(82,143,172)
Net unrealized appreciation (depreciation) of investments	$53,993,270

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

DD	Investment, or portion of investment, purchased on a delayed delivery basis.

ADR	American Depositary Receipt.

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund

April 30, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 95.6%

	Aerospace & Defense – 2.9%

11,235	ITT Industries, Inc.	$624,329

6,035	United Technologies Corporation	452,323
	Total Aerospace & Defense	1,076,652
	Air Freight & Logistics – 2.1%

19,475	Expeditors International of Washington, Inc.	793,412
	Beverages – 2.0%

11,600	PepsiCo, Inc.	756,552
	Biotechnology – 2.5%

23,780	Gilead Sciences, Inc., (2)	943,353
	Capital Markets – 1.6%

3,985	Goldman Sachs Group, Inc.	578,622
	Chemicals – 6.4%

16,500	Ecolab Inc.	805,860

8,715	Monsanto Company	549,568

12,375	Praxair, Inc.	1,036,653
	Total Chemicals	2,392,081
	Commercial Banks – 1.1%

11,800	Wells Fargo & Company	390,698
	Commercial Services & Supplies – 1.9%

20,245	Waste Management, Inc.	702,097
	Communication Equipment – 2.7%

25,515	QUALCOMM, Inc.	988,451
	Computers & Peripherals – 2.0%

39,500	EMC Corporation, (2)	750,895
	Construction & Engineering – 1.9%

14,920	Jacobs Engineering Group, Inc., (2)	719,442
	Diversified Financial Services – 1.9%

2,185	CME Group, Inc.	717,576
	Electrical Equipment – 2.0%

14,400	Emerson Electric Company	752,112
	Electronic Components – 2.1%

17,015	Amphenol Corporation, Class A	786,263
	Electronic Equipment & Instruments – 1.3%

15,900	FLIR Systems Inc., (2)	486,381
	Energy Equipment & Services – 2.0%

10,455	Schlumberger Limited	746,696
	Food Products – 1.5%

10,225	Bunge Limited	541,414
	Health Care Equipment & Supplies – 7.8%

2,300	Alcon, Inc.	358,478

9,705	Becton, Dickinson and Company	741,170

8,550	C. R. Bard, Inc.	739,832

6,750	Stryker Corporation	387,720

11,700	Varian Medical Systems, Inc., (2)	659,646
	Total Health Care Equipment & Supplies	2,886,846

48	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services – 3.8%

7,230	Express Scripts, Inc., (2)	$723,940

11,910	Quest Diagnostics Incorporated	680,776
	Total Health Care Providers & Services	1,404,716
	Hotels, Restaurants & Leisure – 2.1%

11,285	McDonald’s Corporation	796,608
	Household Durables – 1.7%

10,350	Stanley Black & Decker Inc.	643,253
	Household Products – 2.0%

11,850	Procter & Gamble Company	736,596
	Internet Software & Services – 5.0%

22,900	Akamai Technologies, Inc., (2)	889,207

1,825	Google Inc., Class A, (2)	958,928
	Total Internet Software & Services	1,848,135
	IT Services – 7.5%

17,310	Accenture Limited	755,408

6,100	International Business Machines Corporation (IBM)	786,900

3,900	Visa Inc.	351,897

48,695	Western Union Company	888,683
	Total IT Services	2,782,888
	Life Sciences Tools & Services – 1.3%

6,900	Waters Corporation, (2)	496,731
	Machinery – 5.5%

16,100	Donaldson Company, Inc.	745,430

14,730	Illinois Tool Works, Inc.	752,703

7,895	Parker Hannifin Corporation	546,176
	Total Machinery	2,044,309
	Media – 2.0%

17,230	Omnicom Group, Inc.	735,032
	Oil, Gas & Consumable Fuels – 2.1%

8,700	Occidental Petroleum Corporation	771,342
	Pharmaceuticals – 4.7%

11,855	Allergan, Inc.	755,045

17,060	Teva Pharmaceutical Industries Limited, Sponsored ADR	1,001,934
	Total Pharmaceuticals	1,756,979
	Road & Rail – 2.0%

12,655	Norfolk Southern Corporation	750,821
	Semiconductors & Equipment – 2.9%

46,590	Intel Corporation	1,063,650
	Software – 3.9%

62,700	Activision Blizzard Inc.	694,716

20,900	Intuit, Inc., (2)	755,744
	Total Software	1,450,460
	Specialy Retail – 2.3%

15,445	Ross Stores, Inc.	864,920

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund (continued)

April 30, 2010

Shares	Description (1)			Value

	Textiles, Apparel & Luxury Goods – 1.1%

5,315	Nike, Inc., Class B			$403,462
	Total Common Stocks (cost $31,710,912)			35,559,445

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.2%

$1,572	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/10, repurchase price 1,572,483, collateralized by 1,610,000 U.S. Treasury Notes, 1.125%, due 12/15/12, value 1,605,975	0.010%	5/03/10	$1,572,482
	Total Short-Term Investments (cost $1,572,482)			1,572,482
	Total Investments (cost $33,283,394) – 99.8%			37,131,927
	Other Assets Less Liabilities – 0.2%			62,918
	Net Assets – 100%			$37,194,845

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$35,559,445	$—	$—	$35,559,445
Short-Term Investments	1,572,482	—	—	1,572,482
Total	$37,131,927	$—	$—	$37,131,927

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2010, the cost of investments was $33,969,563.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2010, were as follows:

Gross unrealized:
Appreciation	(835,057)
Depreciation	(686,169)
Net unrealized appreciation (depreciation) of investments	(1,521,226)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

50	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund

April 30, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 96.4%

	Aerospace & Defense – 3.0%

57,215	Raytheon Company	$3,335,635
	Beverages – 2.5%

53,385	Coca-Cola Company	2,853,428
	Capital Markets – 2.1%

12,995	BlackRock Inc.	2,391,080
	Commercial Banks – 4.0%

38,680	Cullen/Frost Bankers, Inc.	2,296,045

82,200	U.S. Bancorp	2,200,494
	Total Commercial Banks	4,496,539
	Commercial Services & Supplies – 2.7%

86,805	Waste Management, Inc.	3,010,397
	Communications Equipment – 2.6%

75,605	QUALCOMM, Inc.	2,928,938
	Diversified Financial Services – 2.9%

75,205	JPMorgan Chase & Co.	3,202,229
	Diversified Telecommunication Services – 2.5%

109,855	AT&T Inc.	2,862,821
	Electric Utilities – 2.6%

56,545	FPL Group, Inc.	2,943,167
	Electrical Equipment – 2.9%

62,260	Emerson Electric Company	3,251,840
	Food & Staples Retailing – 2.2%

47,100	Wal-Mart Stores, Inc.	2,526,915
	Gas Utilities – 2.4%

60,860	EQT Corporation	2,646,801
	Health Care Equipment & Supplies – 2.1%

30,385	Becton, Dickinson and Company	2,320,502
	Hotels, Restaurants & Leisure – 3.1%

81,700	YUM! Brands, Inc.	3,465,714
	Household Products – 1.8%

32,845	Procter & Gamble Company	2,041,645
	Insurance – 2.5%

56,115	AFLAC Incorporated	2,859,620
	IT Services – 5.1%

20,835	International Business Machines Corporation (IBM)	2,687,715

97,840	Paychex, Inc.	2,993,904
	Total IT Services	5,681,619
	Machinery – 4.3%

34,400	Caterpillar Inc.	2,342,296

54,567	PACCAR Inc.	2,538,457
	Total Machinery	4,880,753
	Media – 3.8%

119,600	Shaw Communication Inc.	2,249,676

56,970	Thomson Corporation	2,044,084
	Total Media	4,293,760

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund (continued)

April 30, 2010

Shares	Description (1)			Value

	Metals & Mining – 2.9%

108,360	Southern Copper Corporation			$3,313,649
	Oil, Gas & Consumable Fuels – 8.6%

42,510	Chevron Corporation			3,462,013

103,150	EnCana Corporation			3,411,171

45,435	Royal Dutch Shell PLC, Class A, Sponsored ADR			2,851,046
	Total Oil, Gas & Consumable Fuels			9,724,230
	Pharmaceuticals – 8.3%

66,435	Abbott Laboratories			3,398,815

37,600	Novo-Nordisk A/S			3,086,960

171,300	Pfizer Inc.			2,864,136
	Total Pharmaceuticals			9,349,911
	Semiconductors & Equipment – 2.9%

110,840	Microchip Technology Incorporated			3,237,636
	Software – 2.8%

102,900	Microsoft Corporation			3,142,566
	Specialty Retail – 2.3%

32,550	Sherwin-Williams Company			2,541,179
	Textiles, Apparel & Luxury Goods – 2.6%

34,175	VF Corporation			2,953,404
	Thrifts & Mortgage Finance – 5.5%

243,785	Hudson City Bancorp, Inc.			3,242,341

177,005	New York Community Bancorp, Inc.			2,915,272
	Total Thrifts & Mortgage Finance			6,157,613
	Tobacco – 5.4%

39,545	Lorillard Inc.			3,099,142

60,475	Philip Morris International			2,968,113
	Total Tobacco			6,067,255
	Total Common Stocks (cost $96,403,380)			108,480,846

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.3%

$3,692	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/10, repurchase price $3,691,685, collateralized by $3,750,000 U.S. Treasury Notes, 1.375%, due 9/15/12, value $3,768,750	0.010%	5/03/10	$3,691,682
	Total Short-Term Investments (cost $3,691,682)			3,691,682
	Total Investments (cost $100,095,062) – 99.7%			112,172,528
	Other Assets Less Liabilities – 0.3%			361,078
	Net Assets – 100%			$112,533,606

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

52	Nuveen Investments

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$108,480,846	$—	$—	$108,480,846
Short-Term Investments	3,691,682	—	—	3,691,682
Total	$112,172,528	$—	$—	$112,172,528

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2010, the cost of investments was $101,334,718.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2010, were as follows:

Gross unrealized:
Appreciation	$14,307,866
Depreciation	(3,470,056)
Net unrealized appreciation (depreciation) of investments	$10,837,810

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

ADR	American Depositary Receipt.

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen Winslow Large-Cap Growth Fund

April 30, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 96.0%

	Aerospace & Defense – 2.1%

8,600	United Technologies Corporation	$644,570
	Air Freight & Logistics – 1.0%

5,300	C.H. Robinson Worldwide, Inc.	319,590
	Beverages – 1.0%

4,960	PepsiCo, Inc.	323,491
	Biotechnology – 1.9%

7,270	Celgene Corporation, (2)	450,377

3,840	Gilead Sciences, Inc., (2)	152,333
	Total Biotechnology	602,710
	Capital Markets – 3.3%

15,390	Charles Schwab Corporation	296,873

4,180	Goldman Sachs Group, Inc.	606,936

5,650	Invesco LTD	129,894
	Total Capital Markets	1,033,703
	Chemicals – 0.9%

5,970	Ecolab Inc.	291,575
	Communications Equipment – 5.6%

31,930	Cisco Systems, Inc., (2)	859,556

5,860	Juniper Networks Inc., (2)	166,483

18,175	QUALCOMM, Inc.	704,100
	Total Communications Equipment	1,730,139
	Computers & Peripherals – 10.5%

5,600	Apple, Inc., (2)	1,462,271

19,900	Dell Inc., (2)	321,982

19,420	EMC Corporation, (2)	369,174

20,970	Hewlett-Packard Company	1,089,810
	Total Computers & Peripherals	3,243,237
	Construction & Engineering – 0.9%

5,200	Fluor Corporation	274,768
	Diversified Consumer Services – 0.8%

2,550	New Oriental Education & Technology Group, Inc., ADR, (2)	238,604
	Diversified Financial Services – 3.7%

2,550	Intercontinental Exchange, Inc., (2)	297,407

19,960	JPMorgan Chase & Co.	849,897
	Total Diversified Financial Services	1,147,304
	Electrical Equipment – 0.7%

1,600	First Solar Inc., (2)	229,680
	Electronic Equipment & Instruments – 0.9%

7,700	Agilent Technologies, Inc., (2)	279,202
	Energy Equipment & Services – 5.0%

9,900	Dresser Rand Group, Inc., (2)	349,272

4,800	FMC Technologies Inc., (2)	324,912

12,040	Schlumberger Limited	859,896
	Total Energy Equipment & Services	1,534,080

54	Nuveen Investments

Shares	Description (1)	Value

	Food & Staples Retailing – 1.4%

7,400	Costco Wholesale Corporation	$437,192
	Health Care Providers & Services – 4.0%

4,210	Express Scripts, Inc., (2)	421,547

13,610	Medco Health Solutions, Inc., (2)	801,901
	Total Health Care Providers & Services	1,223,448
	Hotels, Restaurants & Leisure – 1.0%

7,600	YUM! Brands, Inc.	322,392
	Internet & Catalog Retail – 3.9%

3,950	Amazon.com, Inc., (2)	541,387

2,490	Priceline.com Incorporated, (2)	652,505
	Total Internet & Catalog Retail	1,193,892
	Internet Software & Services – 5.0%

520	Baidu.com, Inc., Sponsored ADR, (2)	358,436

4,840	Equinix Inc., (2)	487,146

1,320	Google Inc., Class A, (2)	693,581
	Total Internet Software & Services	1,539,163
	IT Services – 8.2%

20,350	Cognizant Technology Solutions Corporation, Class A, (2)	1,041,512

1,655	MasterCard, Inc.	410,506

12,060	Visa Inc.	1,088,173
	Total IT Services	2,540,191
	Machinery – 6.2%

9,520	Danaher Corporation	802,346

5,340	Deere & Company	319,439

2,800	Flowserve Corporation	320,824

9,200	Illinois Tool Works, Inc.	470,120
	Total Machinery	1,912,729
	Metals & Mining – 2.4%

7,200	Cliffs Natural Resources Inc.	450,216

3,800	Freeport-McMoRan Copper & Gold, Inc.	287,014
	Total Metals & Mining	737,230
	Multiline Retail – 2.3%

6,700	Kohl’s Corporation, (2)	368,433

6,110	Target Corporation	347,476
	Total Multiline Retail	715,909
	Oil, Gas & Consumable Fuels – 3.3%

2,900	EOG Resources, Inc.	325,148

3,580	Occidental Petroleum Corporation	317,403

8,100	Peabody Energy Corporation	378,432
	Total Oil, Gas & Consumable Fuels	1,020,983
	Personal Products – 0.7%

3,100	Estee Lauder Companies Inc., Class A	204,352
	Pharmaceuticals – 3.0%

4,580	Shire Pharmaceuticals Group, ADR	301,547

10,665	Teva Pharmaceutical Industries Limited, Sponsored ADR	626,355
	Total Pharmaceuticals	927,902

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen Winslow Large-Cap Growth Fund (continued)

April 30, 2010

Shares	Description (1)			Value

	Road & Rail – 2.7%

11,055	Union Pacific Corporation			$836,421
	Semiconductors & Equipment – 4.4%

9,050	Broadcom Corporation, Class A			312,135

8,275	Lam Research Corporation, (2)			335,551

8,510	Linear Technology Corporation			255,811

21,740	Marvell Technology Group Ltd., (2)			448,931
	Total Semiconductors & Equipment			1,352,428
	Software – 5.6%

6,400	Citrix Systems, (2)			300,800

16,545	Microsoft Corporation			505,284

23,140	Oracle Corporation			597,938

1,800	Salesforce.com, Inc., (2)			154,080

2,600	VMware Inc., (2)			160,264
	Total Software			1,718,366
	Specialty Retail – 3.6%

6,885	O’Reilly Automotive Inc., (2)			336,608

12,840	Staples, Inc.			302,125

12,880	Urban Outfitters, Inc., (2)			483,129
	Total Specialty Retail			1,121,862
	Total Common Stocks (cost $28,744,867)			29,697,113

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.2%

$998	Repurchase Agreement with State Street Bank, dated 4/30/10, repurchase price $998,077, collateralized by $1,020,000 U.S. Treasury Notes, 0.000%, due 9/09/10, value $1,019,286	0.010%	5/03/10	$998,076
	Total Short-Term Investments (cost $998,076)			998,076
	Total Investments (cost $29,742,943) – 99.2%			30,695,189
	Other Assets Less Liabilities – 0.8%			251,141
	Net Assets – 100%			$30,946,330

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$29,697,113	$—	$—	$29,697,113
Short-Term Investments	998,076	—	—	998,076
Total	$30,695,189	$—	$—	$30,695,189

56	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2010, the cost of investments was $29,743,454.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2010, were as follows:

Gross unrealized:
Appreciation	$1,385,214
Depreciation	(433,479)
Net unrealized appreciation (depreciation) of investments	$951,735

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	57

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2010